TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	12.31.22	12.31.21
Sundry suppliers (Opex, Capex, Services e Material)	6,572,181	6,243,614
Related parties (Note 29)	375,299	442,747
Amounts payable (operators, cobilling)	224,555	217,000
Interconnection / interlink	243,763	229,041
Total	7,415,798	7,132,402